Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Gain on legal settlement	$ 0	$ 294,217	$ 0
Gain on remeasurement of existing equity interests (Note 14)	0	38,470	0
Other	(11,481)	107,620	74,055
Miscellaneous other operating expense	$ (11,481)	$ 440,307	$ 74,055